Annual Operating Expenses - FidelitySeriesShort-TermCreditFund-PRO - FidelitySeriesShort-TermCreditFund-PRO - Fidelity Series Short-Term Credit Fund - Fidelity Series Short-Term Credit Fund	Oct. 30, 2024
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none